Debt and Other Financing (Debt) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2009	Mar. 31, 2008	Jun. 30, 2003
Notes payable	$ 50.4	$ 116.0
Current portion of long-term debt	4.8	5.7
Total debt maturing within one year	55.2	121.7
Total	2,097.2	2,343.4
Amortization of swap termination	58.1	79.4
Less current portion	(4.8)	(5.7)
Total long-term debt	2,150.5	2,417.1
Letters of credit outstanding	12.9	12.9
Two Point Three Seven Five Percent Notes, Due March Two Thousand Sixteen [Member]
Notes	0.0	249.2
Interest rate, stated percentage			2.375%	2.375%
Five Point Seven Five Percent Notes, Due March Two Thousand Eighteen [Member]
Notes	249.4	249.0
Interest rate, stated percentage						5.75%
Four Point Two Percent Notes, Due July Two Thousand Eighteen [Member]
Notes	249.6	249.2
Interest rate, stated percentage							4.20%
Six Point Five Percent Notes, Due March Two Thousand Nineteen [Member]
Notes	347.7	347.1
Interest rate, stated percentage					6.50%
Other, payable through 2024 with interest from .6% to 7.4% [Member]
Other debt	$ 12.7	12.8
Interest rate, stated percentage, minimum	0.40%
Interest rate, stated percentage, maximum	7.80%
Four Point Six Zero Percent Notes, Due March Two Thousand Twenty [Member]
Notes	$ 497.3	496.6
Interest rate, stated percentage			4.60%
Five Point Zero Percent Notes, Due March Two Thousand Twenty-Three [Member]
Notes	493.7	492.8
Interest rate, stated percentage			5.00%
Six Point Nine Five Percent Notes, Due March Two Thousand Forty-Three [Member]
Notes	$ 246.8	$ 246.7
Interest rate, stated percentage			6.95%